Income Taxes - Reconciliations of Income Tax rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net Income Loss Not Subject To Taxes		$ (377,996)	$ (509,581)
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount		(6,198)	(4,761)
Net Income Loss Subject To Taxes		26,076	22,901
Effective Income Tax Reconciliation, Permanent and Currency Differences and Change In Deferred Tax Assets Valuation Allowance		5,201	(7,505)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount		592	(326)
Effective Income Tax Rate Reconciliation, Tax Contingency, Percent	3.40%
Effective Income Tax Rate Reconciliation, Tax Contingency, Amount	$ 11,786
(Recovery) provision for uncertain tax position	3,924	(405)	(12,592)
Net income before income tax	$ 347,262	404,072	532,482
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Tax Contingency, Percent	3.40%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount		$ 6,198	$ 4,761
Effective Income Tax Rate Reconciliation, Tax Contingency, Amount	$ 11,786
UNITED KINGDOM
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(8.70%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ (30,335)
Effective Income Tax Rate Reconciliation, Tax Contingency, Other, Amount	(713)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (115)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Effective Income Tax Rate Reconciliation, Income subject to tonnage tax regime, Amount	$ 75,914
Effective Income Tax Rate Reconciliation, Tax Contingency, Other, Percent	(0.20%)
Effective Income Tax Rate Reconciliation, Income subject to tonnage tax regime, Percent	21.80%
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Income subject to tonnage tax regime, Percent	21.80%
Effective Income Tax Rate Reconciliation, Tax Contingency, Other, Amount	$ (713)
Effective Income Tax Rate Reconciliation, Tax Contingency, Other, Percent	(0.20%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.00%
Effective Income Tax Rate Reconciliation, Income subject to tonnage tax regime, Amount	$ 75,914
BERMUDA
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	(52,089)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 411
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent	0.40%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount	$ 1,385
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.10%
Effective Income Tax Rate Reconciliation, Percent	(1.10%)
(Recovery) provision for uncertain tax position	$ 3,924
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Percent	(1.10%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount	$ 1,385
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent	0.40%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.10%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 52,089
Foreign Tax Jurisdiction, Other
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Tax Contingency, Foreign, Percent	(0.70%)
Effective Income Tax Rate Reconciliation, Tax Contingency, Foreign, Amount	$ (2,320)
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Tax Contingency, Foreign, Percent	(0.70%)